Research and Development Expenses (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Abstract]
Labour	$ 382,047	$ 1,971,946	$ 1,715,562
Materials	117,537	2,763,355	1,266,730
Government grants	(12,775)	(304,914)	(203,997)
Research and development expense	$ 486,809	$ 4,430,386	$ 2,778,295